FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

10. FAIR VALUE MEASUREMENTS

As of December 31, 2024 and 2025, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
				Significant
		Quoted prices in active	Significant other	unobservable
	Fair value as of	markets for identical	observable inputs	inputs
Description	December 31, 2024	assets (Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments:
Available‑for‑sale debt securities:
Jiayang Investment	61,426	—	—	61,426
Tale Base Investment	29,764	—	—	29,764
Lingdai Investment	17,981	—	—	17,981
Others	5,261	—	—	5,261
Total	114,432	—	—	114,432

		Fair value measurement at reporting date using
				Significant
		Quoted prices in active	Significant other	unobservable
	Fair value as of	markets for identical	observable inputs	inputs
Description	December 31, 2025	assets (Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments:
Available‑for‑sale debt securities:
Jiayang Investment	63,647	—	—	63,647
Tale Base Investment	22,401	—	—	22,401
Lingdai Investment	15,826	—	—	15,826
Total	101,874	—	—	101,874

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group reports in its consolidated balance sheets at fair value.

10. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Long-Term Investments

The Group’s Level 3 available-for-sale debt securities as of December 31, 2024 and 2025 primarily consist of redeemable preferred stock investments in privately held companies without readily determinable fair values.

If there are the investee’s financing activity in a reporting period, management’s estimate of fair value is primarily derived from the investee’s financing transactions, such as the issuance of preferred stock to new investors. The price in these transactions generally provides the best indication of the enterprise value of the investee. If there are no investee’s financing transactions, the Group estimates the fair value by using other valuation techniques, including the guideline public company approach. The guideline public company approach relies on publicly available market data of comparable companies and uses comparative valuation multiples of the investee’s revenue or net profit.

Once the fair value of the investee is estimated, an option-pricing model (“OPM”) is employed to allocate value to various classes of securities of the investee, including the class owned by the Group. The model involves making assumptions around the investees’ expected time to liquidity and volatility.

An increase or decrease in any of the unobservable inputs in isolation, such as the security price in a significant financing transaction of investee, could result in a material increase or decrease in the Group’s estimate of fair value. If there are investee’s financing transactions, other unobservable inputs, including short-term revenue projections, expected terms (expiration/time to exit), and volatility are less sensitive to the valuation in the respective reporting periods, as a result of the primary weighting on the investee’s financing transactions. Depending on the existence of investee’s financing transaction, weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the Group’s estimate of fair value.

For any sales of equity and debt securities, it will be recorded for as realized gains or losses in the Interest and investment income in the consolidated statements of comprehensive loss.

10. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and Liabilities Measured at Fair Value on a Recurring Basis (continued)

Long-Term Investments (continued)

The following table summarizes information about the significant unobservable inputs used in the fair value measurement for long-term investments as of December 31, 2024 and 2025:

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2024 (and relative	Key unobservable
Investment	date	weighting)	2024	weighting)	inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	17,981	Market Approach - Guideline company method (100%)	Revenue multiples	1.0x-2.5x
					Volatility	50%-60%
					Expected terms (expiration/time to exit)	1.5-2.5 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2024 (and relative	Key unobservable
Investment	date	weighting)	2024	weighting)	inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	61,426	Market Approach - Guideline company method (100%)	Revenue multiples	0.2x-1.2x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-3.0 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2024 (and relative	Key unobservable
Investment	date	weighting)	2024	weighting)	inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	29,764	Market Approach - Guideline company method (100%)	Revenue multiples	2.4x-3x
					Volatility	38%-42%
					Expected terms (expiration/time to exit)	1.0-2.0 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2025 (and relative	Key unobservable
Investment	date	weighting)	2025	weighting)	inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	15,826	Market Approach - Guideline company method (100%)	Revenue multiples	1.3x-2.3x
					Volatility	50%-60%
					Expected terms (expiration/time to exit)	1.5-2.5 years

10. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and Liabilities Measured at Fair Value on a Recurring Basis (continued)

Long-Term Investments (continued)

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2025 (and relative	Key unobservable
Investment	date	weighting)	2025	weighting)	inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	63,647	Market Approach - Guideline company method (100%)	Revenue multiples	0.3x-0.7x
					Volatility	30%-38%
					Expected terms (expiration/time to exit)	1.0-3.0 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2025 (and relative	Key unobservable
Investment	date	weighting)	2025	weighting)	inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	22,401	Market Approach - Guideline company method (100%)	Revenue multiples	1.2x-2.3x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-2.0 years

Derivative Liabilities

For the years ended December 31, 2023, 2024 and 2025, respectively, the roll forward of these conversion features which required to be bifurcated and accounted for as derivative liabilities are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	Conversion	Conversion	Conversion
	feature	feature	feature
Balance at beginning of the year	202,698	100,279	—
The change in fair value	(102,419)	(34,378)	—
Exercise of conversion features of convertible redeemable preferred shares upon the consummation of IPO	—	(65,901)	—
Balance at end of the year	100,279	—	—

10. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and Liabilities Measured at Fair Value on a Recurring Basis (continued)

Derivative Liabilities (continued)

Conversion Feature

Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

	As of December 31, 2023	As of December 31, 2024(1)
Discount rate	15.0%	—
Weighting between IPO scenario and Redemption scenario	IPO scenario – 80%	—
	Redemption scenario – 20%	—
(1)	Upon the consummation of the IPO and the automatic conversion of preferred shares on August 15, 2024, the conversion features of preferred shares were exercised, consequently, the derivative liabilities of conversion features were reduced to zero.

Discount rates

The discount rates listed out in the table above were based on the weighted average cost of capital, which was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systemic risk factors.

Comparable companies

In deriving the weighted average cost of capital used as the discount rates under the income approach, certain publicly traded companies were selected for reference as guideline companies. The guideline companies were selected based on the following criteria: (i) they operate in the SaaS industry and (ii) their shares are publicly traded in the United States, Hong Kong and China.

The income approach involves applying appropriate discount rates to estimated cash flows that are based on earnings forecasts. The Group’s revenues and earnings growth rates, as well as major milestones that the Group has achieved. However, these fair values are inherently uncertain and highly subjective. The assumptions used in deriving fair values are consistent with the Group’s business plan. These assumptions include: no material changes in the applicable future periods in the existing political, legal, fiscal or economic conditions in China; no material changes will occur in the current taxation law in China and the applicable tax rates will remain consistent; the Group has the ability to retain competent management and key personnel to support its ongoing operations; and industry trends and market conditions for the corporate training service business will not deviate significantly from current forecasts. These assumptions are inherently uncertain.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The Group measures certain non-financial assets, such as long-lived assets and goodwill, at fair value only if they were determined to be impaired.

Long-lived assets. When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value. The fair value of the asset or asset group is determined using income approach or market approach with unobservable inputs (Level 3), depending on the underlying nature of the asset or the asset group.

Goodwill. The Group tested goodwill for impairment on an annual basis as of December 31, and in between annual tests when the impairment indicators occur. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill.